Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett
Alpha Strategy Fund
Focused Growth Fund
Focused Large Cap Value Fund
Focused Small Cap Value Fund
Fundamental Equity Fund
Global Equity Fund
Growth Leaders Fund
Health Care Fund
International Equity Fund
International Opportunities Fund
International Value Fund
Micro Cap Growth Fund
Value Opportunities Fund

For the period ended January 31, 2024

Schedule of Investments (unaudited)

ALPHA STRATEGY FUND January 31, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.97%

INVESTMENTS IN UNDERLYING FUNDS(a)(b) 99.97%
Lord Abbett Developing Growth Fund, Inc. - Class I*(c)	4,990,543	$121,669,428
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I(d)	2,172,980	60,669,608
Lord Abbett Securities Trust - International Opportunities Fund - Class I(d)	6,575,591	121,648,424
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I*(d)	3,494,890	59,063,649
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I(d)	6,173,153	121,487,647
Lord Abbett Securities Trust - Value Opportunities Fund - Class I(d)	6,563,458	122,474,135
Total Investments in Underlying Funds (cost 603,812,004)		607,012,891
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.07%

Repurchase Agreements 0.07%
Repurchase Agreement dated 1/31/2024, 2.800% due 2/1/2024 with Fixed Income Clearing Corp. collateralized by $452,700 of U.S. Treasury Note at 4.000% due 1/31/2031; value: $451,922; proceeds: $443,043 (cost $443,008)	$443,008	$443,008
Total Investments in Securities 100.04% (cost $604,255,012)		607,455,899
Other Assets and Liabilities – Net (0.04)%		(242,749)
Net Assets 100.00%		$607,213,150

*	Non-income producing security.
(a)	Affiliated issuer.
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(d)	Fund investment objective is long-term capital appreciation.

The following is a summary of the inputs used as of January 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Investments in Underlying Funds	$607,012,891	$–	$–	$607,012,891
Short-Term Investments
Repurchase Agreements	–	443,008	–	443,008
Total	$607,012,891	$443,008	$–	$607,455,899

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment in Underlying Funds. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)

FOCUSED GROWTH FUND January 31, 2024

Investments	Shares		Fair Value
LONG-TERM INVESTMENTS 97.45%

COMMON STOCKS 97.45%

Biotechnology 2.62%
Blueprint Medicines Corp.*	7,783		$618,982
Bridgebio Pharma, Inc.*	18,339		628,844
Total			1,247,826

Broadline Retail 8.91%
Amazon.com, Inc.*	16,510		2,562,352
MercadoLibre, Inc. (Uruguay)*(a)	983	(b)	1,682,709
Total			4,245,061

Capital Markets 1.36%
Blackstone, Inc.	5,192		646,144

Communications Equipment 3.85%
Arista Networks, Inc.*	7,081		1,831,713

Entertainment 6.02%
Netflix, Inc.*	2,823		1,592,482
Spotify Technology SA (Sweden)*(a)	5,928		1,276,595
Total			2,869,077

Financial Services 1.47%
Mastercard, Inc. Class A	1,553		697,654

Ground Transportation 4.99%
Saia, Inc.*	2,038		918,282
Uber Technologies, Inc.*	22,332		1,457,610
Total			2,375,892

Health Care Equipment & Supplies 2.98%
Intuitive Surgical, Inc.*	3,752		1,419,082

Hotels, Restaurants & Leisure 3.22%
DraftKings, Inc. Class A*	39,315		1,535,251

Information Technology Services 7.25%
MongoDB, Inc.*	2,981		1,193,950
Shopify, Inc. Class A (Canada)*(a)	28,240		2,261,177
Total			3,455,127
Investments	Shares	Fair Value
Interactive Media & Services 6.83%
Alphabet, Inc. Class A*	11,834	$1,657,943
Meta Platforms, Inc. Class A*	4,092	1,596,453
Total		3,254,396

Pharmaceuticals 3.11%
Eli Lilly & Co.	2,297	1,482,966

Semiconductors & Semiconductor Equipment 19.87%
Advanced Micro Devices, Inc.*	8,862	1,486,069
Applied Materials, Inc.	6,900	1,133,670
Monolithic Power Systems, Inc.	1,745	1,051,746
NVIDIA Corp.	8,022	4,935,696
Rambus, Inc.*	12,499	856,557
Total		9,463,738

Software 19.75%
Adobe, Inc.*	1,464	904,430
Cadence Design Systems, Inc.*	3,292	949,610
Datadog, Inc. Class A*	10,858	1,351,170
HubSpot, Inc.*	1,775	1,084,525
Microsoft Corp.	7,360	2,926,189
Palo Alto Networks, Inc.*	3,626	1,227,437
ServiceNow, Inc.*	1,258	962,873
Total		9,406,234

Technology Hardware, Storage & Peripherals 3.94%
Apple, Inc.	10,166	1,874,610

Textiles, Apparel & Luxury Goods 1.28%
Lululemon Athletica, Inc. (Canada)*(a)	1,347	611,296
Total Common Stocks (cost $34,688,049)		46,416,067

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

FOCUSED GROWTH FUND January 31, 2024

	Principal	Fair
Investments	Amount	Value
SHORT-TERM INVESTMENTS 2.41%

Repurchase Agreements 2.41%
Repurchase Agreement dated 1/31/2024, 2.800% due 2/1/2024 with Fixed Income Clearing Corp. collateralized by $1,142,200 of U.S. Treasury Note at 4.375% due 8/15/2026; value: $1,169,432; proceeds: $1,146,523 (cost $1,146,434)	$1,146,434	$1,146,434
Total Investments in Securities 99.86% (cost $35,834,483)		47,562,501
Other Assets and Liabilities – Net 0.14%		65,739
Net Assets 100.00%		$47,628,240

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of January 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$46,416,067	$–	$–	$46,416,067
Short-Term Investments
Repurchase Agreements	–	1,146,434	–	1,146,434
Total	$46,416,067	$1,146,434	$–	$47,562,501

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)

FOCUSED LARGE CAP VALUE FUND January 31, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.74%

COMMON STOCKS 98.74%

Aerospace & Defense 2.74%
Lockheed Martin Corp.	1,457	$625,650

Banks 7.79%
JPMorgan Chase & Co.	6,030	1,051,391
Wells Fargo & Co.	14,530	729,115
Total		1,780,506

Beverages 3.05%
Carlsberg AS Class B	5,420	697,378

Biotechnology 3.45%
AbbVie, Inc.	4,790	787,476

Building Products 6.71%
Allegion PLC (Ireland)(a)	5,743	711,500
Masco Corp.	12,220	822,284
Total		1,533,784

Capital Markets 7.86%
Charles Schwab Corp.	15,367	966,892
KKR & Co., Inc.	9,570	828,570
Total		1,795,462

Construction Materials 3.43%
CRH PLC (Ireland)(a)	10,930	784,337

Consumer Staples Distribution & Retail 5.93%
BJ’s Wholesale Club Holdings, Inc.*	8,896	572,369
Target Corp.	5,630	783,020
Total		1,355,389

Financial Services 3.63%
Fiserv, Inc.*	5,850	829,940

Ground Transportation 3.38%
Norfolk Southern Corp.	3,280	771,587

Health Care Providers & Services 5.92%
Laboratory Corp. of America Holdings	2,280	506,844
Molina Healthcare, Inc.*	2,370	844,763
Total		1,351,607
Investments	Shares	Fair Value
Hotels, Restaurants & Leisure 2.54%
Caesars Entertainment, Inc.*	13,220	$579,961

Insurance 8.11%
Allstate Corp.	6,700	1,040,175
RenaissanceRe Holdings Ltd.	3,548	811,889
Total		1,852,064

Interactive Media & Services 3.65%
Alphabet, Inc. Class A*	5,950	833,595

Machinery 3.07%
Parker-Hannifin Corp.	1,510	701,395

Oil, Gas & Consumable Fuels 7.54%
Chesapeake Energy Corp.	7,518	579,713
Pioneer Natural Resources Co.	2,500	574,575
Shell PLC ADR	9,040	568,706
Total		1,722,994

Real Estate Management & Development 2.77%
CBRE Group, Inc. Class A*	7,340	633,515

Semiconductors & Semiconductor Equipment 3.32%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6,710	757,962

Software 6.93%
Adobe, Inc.*	1,150	710,447
Microsoft Corp.	2,197	873,483
Total		1,583,930

Specialty Retail 3.16%
Valvoline, Inc.*	19,810	722,867

Trading Companies & Distributors 3.76%
AerCap Holdings NV (Ireland)*(a)	11,210	858,238
Total Common Stocks (cost $18,619,824)		22,559,637

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

FOCUSED LARGE CAP VALUE FUND January 31, 2024

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.20%

Repurchase Agreements 1.20%
Repurchase Agreement dated 1/31/2024, 2.800% due 2/1/2024 with Fixed Income Clearing Corp. collateralized by $272,400 of U.S. Treasury Note at 4.375% due 8/15/2026; value: $278,894; proceeds: $273,420 (cost $273,399)	$273,399	$273,399
Total Investments in Securities 99.94% (cost $18,893,223)		22,833,036
Other Assets and Liabilities – Net 0.06%		14,635
Net Assets 100.00%		$22,847,671

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of January 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$–	$697,378	$–	$697,378
Remaining Industries	21,862,259	–	–	21,862,259
Short-Term Investments
Repurchase Agreements	–	273,399	–	273,399
Total	$21,862,259	$970,777	$–	$22,833,036

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)

FOCUSED SMALL CAP VALUE FUND January 31, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.87%

COMMON STOCKS 99.87%

Aerospace & Defense 2.50%
Leonardo DRS, Inc.*	137,395	$2,666,837

Air Freight & Logistics 1.32%
Radiant Logistics, Inc.*	229,325	1,408,056

Automobile Components 1.86%
Gentherm, Inc.*	41,058	1,976,943

Banks 15.08%
Axos Financial, Inc.*	51,476	2,853,315
Bancorp, Inc.*	60,201	2,627,172
First BanCorp	153,406	2,558,812
Prosperity Bancshares, Inc.	41,869	2,675,848
Seacoast Banking Corp. of Florida	99,629	2,446,888
Wintrust Financial Corp.	29,983	2,907,751
Total		16,069,786

Capital Markets 4.42%
Bridge Investment Group Holdings, Inc. Class A	235,317	2,301,400
Moelis & Co. Class A	43,838	2,409,775
Total		4,711,175

Chemicals 4.85%
Avient Corp.	71,207	2,578,406
Element Solutions, Inc.	116,745	2,595,241
Total		5,173,647

Commercial Services & Supplies 3.42%
Brady Corp. Class A	60,589	3,649,275

Construction Materials 1.83%
Eagle Materials, Inc.	8,625	1,951,665
Investments	Shares	Fair Value
Electronic Equipment, Instruments & Components 7.65%
Advanced Energy Industries, Inc.	23,918	$2,491,777
Belden, Inc.	39,171	2,905,705
Mirion Technologies, Inc.*	291,944	2,758,871
Total		8,156,353

Energy Equipment & Services 2.74%
TechnipFMC PLC (United Kingdom)(a)	150,726	2,915,041

Financial Services 5.46%
Compass Diversified Holdings	144,630	3,194,876
International Money Express, Inc.*	127,548	2,627,489
Total		5,822,365

Health Care Providers & Services 4.94%
AMN Healthcare Services, Inc.*	30,708	2,272,699
Tenet Healthcare Corp.*	36,210	2,996,015
Total		5,268,714

Household Durables 1.55%
Taylor Morrison Home Corp.*	31,725	1,654,141

Information Technology Services 2.54%
Perficient, Inc.*	39,652	2,701,491

Insurance 7.89%
Kemper Corp.	70,609	4,236,540
RenaissanceRe Holdings Ltd.	9,713	2,222,626
White Mountains Insurance Group Ltd.	1,234	1,944,747
Total		8,403,913

Interactive Media & Services 1.93%
Cars.com, Inc.*	117,823	2,053,655

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FOCUSED SMALL CAP VALUE FUND January 31, 2024

Investments	Shares	Fair Value
Leisure Products 4.55%
Malibu Boats, Inc. Class A*	56,191	$2,345,974
YETI Holdings, Inc.*	56,991	2,505,895
Total		4,851,869

Machinery 2.58%
Columbus McKinnon Corp.	70,277	2,745,722

Media 1.78%
Criteo SA ADR*	73,161	1,897,065

Oil, Gas & Consumable Fuels 6.93%
MEG Energy Corp.*	110,102	2,081,738
Northern Oil & Gas, Inc.	62,594	2,096,899
Permian Resources Corp.	237,674	3,203,846
Total		7,382,483

Professional Services 4.63%
TrueBlue, Inc.*	107,591	1,482,604
WNS Holdings Ltd. ADR*	49,815	3,454,670
Total		4,937,274

Real Estate Management & Development 2.70%
Marcus & Millichap, Inc.	75,402	2,872,062

Semiconductors & Semiconductor Equipment 1.51%
FormFactor, Inc.*	41,450	1,607,017

Specialty Retail 3.75%
Academy Sports & Outdoors, Inc.	41,823	2,623,557
Boot Barn Holdings, Inc.*	19,094	1,369,803
Total		3,993,360

Tobacco 1.46%
Turning Point Brands, Inc.	63,920	1,552,617
Total Common Stocks (cost $95,662,538)		106,422,526
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.40%

Repurchase Agreements 0.40%
Repurchase Agreement dated 1/31/2024, 2.800% due 2/1/2024 with Fixed Income Clearing Corp. collateralized by $435,600 of U.S. Treasury Note at 4.000% due 1/31/2031; value: $434,851; proceeds: $426,270 (cost $426,237)	$426,237	$426,237
Total Investments in Securities 100.27% (cost $96,088,775)		106,848,763
Other Assets and Liabilities – Net (0.27)%		(283,574)
Net Assets 100.00%		$106,565,189

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(concluded)

FOCUSED SMALL CAP VALUE FUND January 31, 2024

The following is a summary of the inputs used as of January 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$106,422,526	$–	$–	$106,422,526
Short-Term Investments
Repurchase Agreements	–	426,237	–	426,237
Total	$106,422,526	$426,237	$–	$106,848,763

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

FUNDAMENTAL EQUITY FUND January 31, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.05%

COMMON STOCKS 99.05%

Aerospace & Defense 1.72%
Lockheed Martin Corp.	69,440	$29,818,230

Air Freight & Logistics 0.99%
Expeditors International of Washington, Inc.	135,760	17,150,561

Banks 6.17%
JPMorgan Chase & Co.	389,940	67,989,938
Wells Fargo & Co.	772,010	38,739,462
Total		106,729,400

Beverages 1.55%
Carlsberg AS Class B	207,840	26,742,240

Biotechnology 3.16%
AbbVie, Inc.	230,910	37,961,604
Biogen, Inc.*	67,690	16,696,415
Total		54,658,019

Building Products 5.49%
Allegion PLC (Ireland)(a)	227,993	28,246,053
Builders FirstSource, Inc.*	186,820	32,456,239
Masco Corp.	508,750	34,233,787
Total		94,936,079

Capital Markets 6.93%
Ameriprise Financial, Inc.	57,100	22,087,993
Charles Schwab Corp.	588,453	37,025,463
KKR & Co., Inc.	415,910	36,009,488
Morgan Stanley	282,760	24,667,982
Total		119,790,926

Chemicals 1.47%
Dow, Inc.	472,980	25,351,728

Construction & Engineering 1.67%
EMCOR Group, Inc.	126,540	28,865,039
Investments	Shares	Fair Value
Construction Materials 1.73%
CRH PLC (Ireland)(a)	417,670	$29,971,999

Consumer Finance 1.48%
American Express Co.	127,560	25,606,394

Consumer Staples Distribution & Retail 3.41%
BJ’s Wholesale Club Holdings, Inc.*	411,837	26,497,593
Target Corp.	233,019	32,408,282
Total		58,905,875

Electric: Utilities 2.93%
Entergy Corp.	170,364	16,995,513
FirstEnergy Corp.	464,737	17,046,553
NextEra Energy, Inc.	284,020	16,652,092
Total		50,694,158

Electronic Equipment, Instruments & Components 1.19%
Teledyne Technologies, Inc.*	49,270	20,618,017

Energy Equipment & Services 1.89%
Schlumberger NV	669,630	32,610,981

Financial Services 1.92%
Fiserv, Inc.*	234,650	33,289,796

Ground Transportation 1.78%
Norfolk Southern Corp.	130,750	30,757,630

Health Care Equipment & Supplies 1.11%
Becton Dickinson & Co.	80,590	19,245,698

Health Care Providers & Services 7.39%
Laboratory Corp. of America Holdings	136,410	30,323,943
McKesson Corp.	58,700	29,343,543
Molina Healthcare, Inc.*	93,871	33,459,379
UnitedHealth Group, Inc.	67,710	34,649,916
Total		127,776,781

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

FUNDAMENTAL EQUITY FUND January 31, 2024

Investments	Shares	Fair Value
Hotels, Restaurants & Leisure 1.08%
Caesars Entertainment, Inc.*	425,440	$18,664,053

Household Products 1.00%
Procter & Gamble Co.	109,690	17,236,687

Industrial REITS 0.91%
Prologis, Inc.	123,920	15,699,425

Insurance 7.25%
Allstate Corp.	304,410	47,259,653
Arch Capital Group Ltd.*	308,080	25,395,034
Arthur J Gallagher & Co.	95,040	22,064,486
RenaissanceRe Holdings Ltd.	134,158	30,699,375
Total		125,418,548

Interactive Media & Services 2.65%
Alphabet, Inc. Class A*	327,080	45,823,908

Life Sciences Tools & Services 1.53%
Thermo Fisher Scientific, Inc.	49,170	26,501,647

Machinery 1.86%
Parker-Hannifin Corp.	69,270	32,175,915

Media 2.03%
Comcast Corp. Class A	752,580	35,025,073

Metals & Mining 0.99%
Reliance Steel & Aluminum Co.	59,980	17,119,492

Oil, Gas & Consumable Fuels 6.44%
Chesapeake Energy Corp.(b)	410,320	31,639,775
Pioneer Natural Resources Co.	164,680	37,848,405
Shell PLC ADR	665,010	41,835,779
Total		111,323,959
Investments	Shares	Fair Value
Real Estate Management & Development 1.41%
CBRE Group, Inc. Class A*	283,500	$24,468,885

Residential REITS 0.92%
American Homes 4 Rent Class A	455,380	15,961,069

Semiconductors & Semiconductor Equipment 3.98%
KLA Corp.	30,390	18,052,876
Micron Technology, Inc.	263,470	22,592,552
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	250,300	28,273,888
Total		68,919,316

Software 4.11%
Adobe, Inc.*	46,770	28,893,571
Microsoft Corp.	106,130	42,195,165
Total		71,088,736

Specialty Retail 5.27%
AutoZone, Inc.*	6,360	17,567,147
Best Buy Co., Inc.	357,580	25,920,974
Lowe’s Cos., Inc.	95,080	20,236,827
Valvoline, Inc.*	751,720	27,430,263
Total		91,155,211

Technology Hardware, Storage & Peripherals 1.64%
NetApp, Inc.	326,250	28,449,000

Trading Companies & Distributors 2.00%
AerCap Holdings NV (Ireland)*(a)	452,410	34,636,510
Total Common Stocks (cost $1,242,621,858)		1,713,186,985

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

FUNDAMENTAL EQUITY FUND January 31, 2024

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.16%

Repurchase Agreements 1.04%
Repurchase Agreement dated 1/31/2024, 2.800% due 2/1/2024 with Fixed Income Clearing Corp. collateralized by $19,358,000 of U.S. Treasury Note at 1.500% due 8/15/2026; value: $18,234,592; proceeds: $17,878,354 (cost $17,876,963)	$17,876,963	$17,876,963
Investments	Shares	Fair Value
Money Market Funds 0.11%
Fidelity Government Portfolio(c) (cost $1,918,983)	1,918,983	$1,918,983

Time Deposits 0.01%
CitiBank N.A.(c) (cost $213,220)	213,220	213,220
Total Short-Term Investments (cost $20,009,166)		20,009,166
Total Investments in Securities 100.21% (cost $1,262,631,024)		1,733,196,151
Other Assets and Liabilities – Net (0.21)%		(3,665,804)
Net Assets 100.00%		$1,729,530,347

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of January 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$–	$26,742,240	$–	$26,742,240
Remaining Industries	1,686,444,745	–	–	1,686,444,745
Short-Term Investments
Repurchase Agreements	–	17,876,963	–	17,876,963
Money Market Funds	1,918,983	–	–	1,918,983
Time Deposits	–	213,220	–	213,220
Total	$1,688,363,728	$44,832,423	$–	$1,733,196,151

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)

GLOBAL EQUITY FUND January 31, 2024

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 96.05%

COMMON STOCKS 96.05%

Australia 1.65%

Diversified REITS 0.79%
Charter Hall Group	20,043	$156,329

Metals & Mining 0.86%
BHP Group Ltd.	5,503	168,359
Total Australia		324,688

Austria 1.48%

Banks
BAWAG Group AG†	5,657	291,259

Brazil 2.17%

Broadline Retail
MercadoLibre, Inc.*	249	426,241

Canada 1.85%

Consumer Staples Distribution & Retail
Alimentation Couche-Tard, Inc.	6,226	364,822

China 3.38%

Beverages 0.43%
Kweichow Moutai Co. Ltd. Class A	381	85,279

Broadline Retail 0.98%
PDD Holdings, Inc. ADR*	1,520	192,842

Gas Utilities 0.36%
ENN Energy Holdings Ltd.	9,415	70,084

Interactive Media & Services 0.87%
Tencent Holdings Ltd.	4,900	170,085
Investments	Shares	U.S. $ Fair Value
China (continued)

Marine Transportation 0.74%
SITC International Holdings Co. Ltd.	96,476	$146,387
Total China		664,677

Denmark 2.17%

Biotechnology 0.25%
Genmab AS*	176	48,668

Pharmaceuticals 1.92%
Novo Nordisk AS Class B	3,308	378,119
Total Denmark		426,787

France 4.04%

Beverages 0.25%
Pernod Ricard SA	300	49,196

Capital Markets 1.12%
Amundi SA†	3,272	221,310

Life Sciences Tools & Services 0.12%
Sartorius Stedim Biotech	85	22,902

Oil, Gas & Consumable Fuels 0.82%
Gaztransport Et Technigaz SA	1,157	162,208

Personal Care Products 0.42%
L’Oreal SA	171	81,833

Professional Services 0.69%
Teleperformance SE	868	135,559

Textiles, Apparel & Luxury Goods 0.62%
LVMH Moet Hennessy Louis Vuitton SE	148	123,145
Total France		796,153

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY FUND January 31, 2024

Investments	Shares	U.S. $ Fair Value
Japan 4.39%

Electrical Equipment 0.68%
Fuji Electric Co. Ltd.	2,652	$132,812

Entertainment 0.81%
Nintendo Co. Ltd.	2,835	158,394

Insurance 1.48%
Sompo Holdings, Inc.	5,635	292,183

Machinery 0.17%
Fujitec Co. Ltd.	1,342	34,242

Professional Services 1.25%
TechnoPro Holdings, Inc.	10,703	246,755
Total Japan		864,386

Mexico 1.98%

Banks
Grupo Financiero Banorte SAB de CV Class O	38,401	390,581

Netherlands 2.47%

Oil, Gas & Consumable Fuels 1.73%
Shell PLC	11,017	341,553

Semiconductors & Semiconductor Equipment 0.74%
ASML Holding NV	167	144,887
Total Netherlands		486,440

Peru 0.99%

Banks
Intercorp Financial Services, Inc.	8,304	194,729

Singapore 0.85%

Semiconductors & Semiconductor Equipment
STMicroelectronics NV	3,797	166,717
Investments	Shares	U.S. $ Fair Value
South Korea 1.40%

Technology Hardware, Storage & Peripherals
Samsung Electronics Co. Ltd.	5,066	$275,270

Spain 0.97%

Electric: Utilities
Iberdrola SA	15,599	187,827
Iberdrola SA*	269	3,248
		191,075

Taiwan 2.08%

Semiconductors & Semiconductor Equipment
Taiwan Semiconductor Manufacturing Co. Ltd.	20,457	409,518

United Kingdom 7.16%

Broadline Retail 2.77%
B&M European Value Retail SA	39,557	259,245
Next PLC	2,679	286,001
		545,246

Capital Markets 0.36%
London Stock Exchange Group PLC	629	71,149

Household Durables 0.88%
Persimmon PLC	9,428	173,646

Personal Care Products 0.87%
Unilever PLC	3,495	170,067

Tobacco 1.58%
Imperial Brands PLC	12,948	310,818

Trading Companies & Distributors 0.70%
Ashtead Group PLC	2,105	137,650
Total United Kingdom		1,408,576

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY FUND January 31, 2024

Investments	Shares	U.S. $ Fair Value
United States 57.02%

Aerospace & Defense 0.47%
TransDigm Group, Inc.	85	$92,878

Air Freight & Logistics 0.28%
Expeditors International of Washington, Inc.	432	54,575

Automobiles 1.41%
General Motors Co.	7,174	278,351

Banks 2.96%
East West Bancorp, Inc.	3,043	221,561
JPMorgan Chase & Co.	2,070	360,925
		582,486

Biotechnology 2.62%
AbbVie, Inc.	1,221	200,732
Vertex Pharmaceuticals, Inc.*	726	314,634
		515,366

Broadline Retail 1.66%
Amazon.com, Inc.*	2,107	327,006

Building Products 2.62%
Allegion PLC	1,686	208,878
Builders FirstSource, Inc.*	1,760	305,765
		514,643

Capital Markets 3.64%
Ameriprise Financial, Inc.	545	210,822
Cboe Global Markets, Inc.	1,532	281,658
Evercore, Inc. Class A	1,300	223,249
		715,729

Construction Materials 1.18%
CRH PLC	2,272	161,179
CRH PLC	981	70,397
		231,576
Investments	Shares	U.S. $ Fair Value
United States (continued)

Consumer Staples Distribution & Retail 0.16%
BJ’s Wholesale Club Holdings, Inc.*	493	$31,720

Entertainment 1.42%
Netflix, Inc.*	497	280,363

Financial Services 2.64%
Visa, Inc. Class A	1,904	520,287

Ground Transportation 0.35%
Norfolk Southern Corp.	289	67,984

Health Care Equipment & Supplies 0.69%
Dexcom, Inc.*	640	77,664
Intuitive Surgical, Inc.*	155	58,624
		136,288

Health Care Providers & Services 3.75%
Cigna Group	611	183,880
Molina Healthcare, Inc.*	510	181,784
UnitedHealth Group, Inc.	729	373,059
		738,723

Household Durables 1.71%
Helen of Troy Ltd.*	1,427	163,391
PulteGroup, Inc.	1,651	172,629
		336,020

Industrial REITS 0.35%
Prologis, Inc.	550	69,679

Information Technology Services 0.94%
Accenture PLC Class A	510	185,579

Interactive Media & Services 7.59%
Alphabet, Inc. Class A*	5,845	818,884
Meta Platforms, Inc. Class A*	1,729	674,552
		1,493,436

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY FUND January 31, 2024

Investments	Shares	U.S. $ Fair Value
United States (continued)

Life Sciences Tools & Services 0.46%
Thermo Fisher Scientific, Inc.	167	$90,010

Machinery 0.95%
Crane Co.	683	84,767
Parker-Hannifin Corp.	221	102,655
		187,422

Oil, Gas & Consumable Fuels 1.25%
Marathon Petroleum Corp.	1,481	245,254

Professional Services 0.78%
Verra Mobility Corp.*	6,426	153,646

Semiconductors & Semiconductor Equipment 5.59%
Broadcom, Inc.	199	234,820
KLA Corp.	357	212,072
NVIDIA Corp.	1,061	652,802
		1,099,694

Software 7.75%
Adobe, Inc.*	547	337,926
Cadence Design Systems, Inc.*	488	140,768
Microsoft Corp.	2,305	916,422
PowerSchool Holdings, Inc. Class A*	5,528	130,129
		1,525,245

Specialty Retail 1.58%
Academy Sports & Outdoors, Inc.	3,330	208,891
Lowe’s Cos., Inc.	482	102,589
		311,480

Technology Hardware, Storage & Peripherals 1.35%
Apple, Inc.	1,440	265,536

Trading Companies & Distributors 0.87%
Core & Main, Inc. Class A*	4,141	171,065
Total United States		11,222,041
Total Common Stocks (cost $15,064,892)		18,903,960
Investments	Principal Amount	U.S. $ Fair Value
SHORT-TERM INVESTMENTS 3.31%

Repurchase Agreements 3.31%
Repurchase Agreement dated 1/31/2024, 2.800% due 2/1/2024 with Fixed Income Clearing Corp. collateralized by $666,000 of U.S. Treasury Note at 4.000% due 1/31/2031; value: $664,855; proceeds: $651,781 (cost $651,730)	$651,730	$651,730
Total Investments in Securities 99.36% (cost $15,716,622)		19,555,690
Other Assets and Liabilities – Net 0.64%		126,307
Net Assets 100.00%		$19,681,997

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At January 31, 2024, the total value of Rule 144A securities was $512,569, which represents 2.60% of net assets.
*	Non-income producing security.

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(concluded)

GLOBAL EQUITY FUND January 31, 2024

The following is a summary of the inputs used as of January 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Australia	$–	$324,688	$–	$324,688
Austria	–	291,259	–	291,259
China	192,842	471,835	–	664,677
Denmark	–	426,787	–	426,787
France	–	796,153	–	796,153
Japan	–	864,386	–	864,386
Netherlands	–	486,440	–	486,440
Singapore	–	166,717	–	166,717
South Korea	–	275,270	–	275,270
Spain	–	191,075	–	191,075
Taiwan	–	409,518	–	409,518
United Kingdom	–	1,408,576	–	1,408,576
United States	11,060,862	161,179	–	11,222,041
Remaining Industries	1,376,373	–	–	1,376,373
Short-Term Investments
Repurchase Agreements	–	651,730	–	651,730
Total	$12,630,077	$6,925,613	$–	$19,555,690

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

GROWTH LEADERS FUND January 31, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.64%

COMMON STOCKS 98.64%

Aerospace & Defense 2.54%
Axon Enterprise, Inc.*	313,139	$77,990,399
TransDigm Group, Inc.	63,122	68,972,147
Total		146,962,546

Biotechnology 4.13%
Blueprint Medicines Corp.*	649,230	51,633,262
Bridgebio Pharma, Inc.*	1,429,666	49,023,247
Neurocrine Biosciences, Inc.*	317,963	44,441,689
Regeneron Pharmaceuticals, Inc.*	44,985	42,410,958
Vertex Pharmaceuticals, Inc.*	117,414	50,884,879
Total		238,394,035

Broadline Retail 8.75%
Amazon.com, Inc.*	1,771,525	274,940,680
MercadoLibre, Inc. (Uruguay)*(a)	99,159	169,741,368
PDD Holdings, Inc. ADR*	478,285	60,680,018
Total		505,362,066

Capital Markets 0.93%
Blackstone, Inc.	433,095	53,898,673

Commercial Services & Supplies 0.67%
Copart, Inc.*	810,268	38,925,275

Communications Equipment 2.98%
Arista Networks, Inc.*	665,349	172,112,479

Diversified Consumer Services 0.07%
Duolingo, Inc.*	22,346	3,997,476

Entertainment 4.20%
Netflix, Inc.*	261,746	147,653,536
Spotify Technology SA (Sweden)*(a)	441,112	94,993,469
Total		242,647,005
Investments	Shares	Fair Value
Financial Services 2.76%
Apollo Global Management, Inc.	457,668	$45,949,867
Mastercard, Inc. Class A	126,132	56,662,278
Visa, Inc. Class A	207,067	56,583,129
Total		159,195,274

Ground Transportation 3.39%
Saia, Inc.*	171,765	77,393,874
Uber Technologies, Inc.*	1,813,579	118,372,301
Total		195,766,175

Health Care Equipment & Supplies 2.90%
Glaukos Corp.*	474,413	42,236,989
Intuitive Surgical, Inc.*	330,881	125,145,812
Total		167,382,801

Hotels, Restaurants & Leisure 4.95%
Booking Holdings, Inc.*	26,098	91,537,952
DoorDash, Inc. Class A*	867,655	90,409,651
DraftKings, Inc. Class A*	2,655,821	103,709,810
Total		285,657,413

Information Technology Services 5.58%
MongoDB, Inc.*	240,750	96,425,190
Shopify, Inc. Class A (Canada)*(a)	2,131,702	170,685,379
Snowflake, Inc. Class A*	281,105	54,995,382
Total		322,105,951

Interactive Media & Services 5.95%
Alphabet, Inc. Class A*	1,184,326	165,924,073
Meta Platforms, Inc. Class A*	454,881	177,467,273
Total		343,391,346

Machinery 0.87%
Parker-Hannifin Corp.	107,919	50,128,376

Pharmaceuticals 2.14%
Eli Lilly & Co.	191,555	123,669,824

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

GROWTH LEADERS FUND January 31, 2024

Investments	Shares	Fair Value
Semiconductors & Semiconductor Equipment 18.70%
Advanced Micro Devices, Inc.*	835,735	$140,144,402
Applied Materials, Inc.	640,236	105,190,775
KLA Corp.	92,812	55,134,041
Monolithic Power Systems, Inc.	140,337	84,583,917
NVIDIA Corp.	1,036,086	637,472,633
Rambus, Inc.*	841,240	57,650,177
Total		1,080,175,945

Software 22.40%
Adobe, Inc.*	160,342	99,056,081
Cadence Design Systems, Inc.*	312,706	90,203,173
Crowdstrike Holdings, Inc. Class A*	271,968	79,550,640
CyberArk Software Ltd. (Israel)*(a)	187,338	43,739,676
Datadog, Inc. Class A*	794,790	98,903,668
Dynatrace, Inc.*	1,492,650	85,081,050
Elastic NV*	355,431	41,606,753
HubSpot, Inc.*	144,329	88,185,019
Microsoft Corp.	897,401	356,788,689
Palo Alto Networks, Inc.*	382,551	129,497,339
ServiceNow, Inc.*	137,753	105,436,146
Synopsys, Inc.*	141,521	75,480,225
Total		1,293,528,459

Technology Hardware, Storage & Peripherals 2.24%
Apple, Inc.	701,486	129,354,018

Textiles, Apparel & Luxury Goods 2.49%
Deckers Outdoor Corp.*	85,438	64,397,184
Lululemon Athletica, Inc. (Canada)*(a)	174,942	79,392,178
Total		143,789,362
Total Common Stocks (cost $3,928,217,156)		5,696,444,499
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.31%

Repurchase Agreements 1.31%
Repurchase Agreement dated 1/31/2024, 2.800% due 2/1/2024 with Fixed Income Clearing Corp. collateralized by $1,631,300 of U.S. Treasury Note at 4.375% due 8/15/2026; $79,930,300 of U.S. Treasury Note at 1.500% due 8/15/2026; value: $76,961,875; proceeds: $75,458,620 (cost $75,452,752)	$75,452,752	$75,452,752
Total Investments in Securities 99.95% (cost $4,003,669,908)		5,771,897,251
Other Assets and Liabilities – Net 0.05%		3,048,944
Net Assets 100.00%		$5,774,946,195

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

GROWTH LEADERS FUND January 31, 2024

The following is a summary of the inputs used as of January 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$5,696,444,499	$–	$–	$5,696,444,499
Short-Term Investments
Repurchase Agreements	–	75,452,752	–	75,452,752
Total	$5,696,444,499	$75,452,752	$–	$5,771,897,251

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)

HEALTH CARE FUND January 31, 2024

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 97.93%

COMMON STOCKS 97.93%

Canada 1.97%

Biotechnology
Fusion Pharmaceuticals, Inc.*	4,645	$53,975
Xenon Pharmaceuticals, Inc.*	2,416	109,252
		163,227

Denmark 6.87%

Biotechnology 0.73%
Ascendis Pharma AS ADR*	467	60,678

Pharmaceuticals 6.14%
Novo Nordisk AS Class B	4,446	508,197
Total Denmark		568,875

France 1.21%

Life Sciences Tools & Services
Sartorius Stedim Biotech	372	100,231

Germany 3.32%

Health Care Equipment & Supplies 1.55%
Siemens Healthineers AG†	2,312	128,665

Life Sciences Tools & Services 1.77%
Gerresheimer AG	741	75,544
Schott Pharma AG & Co. KGaA*	1,819	70,769
		146,313
Total Germany		274,978

Italy 1.37%

Life Sciences Tools & Services
Stevanato Group SpA	3,564	113,121
Investments	Shares	U.S. $ Fair Value
Japan 2.58%

Pharmaceuticals
Daiichi Sankyo Co. Ltd.	3,666	$109,756
Eisai Co. Ltd.	2,208	103,972
		213,728

Netherlands 1.05%

Biotechnology
Argenx SE*	230	86,855

Sweden 0.75%

Biotechnology
Swedish Orphan Biovitrum AB*	2,216	62,199

United Kingdom 3.43%

Health Care Equipment & Supplies 0.73%
ConvaTec Group PLC†	20,022	60,934

Pharmaceuticals 2.70%
AstraZeneca PLC	1,686	223,525
Total United Kingdom		284,459

United States 75.38%

Biotechnology 25.31%
Apellis Pharmaceuticals, Inc.*	961	60,822
Arcellx, Inc.*	2,421	149,715
Blueprint Medicines Corp.*	1,913	152,141
Bridgebio Pharma, Inc.*	3,621	124,164
Crinetics Pharmaceuticals, Inc.*	2,388	87,114
Disc Medicine, Inc.*	1,001	65,816
Exact Sciences Corp.*	1,041	68,081
Immunovant, Inc.*	1,597	58,147
Krystal Biotech, Inc.*	1,195	132,944
Madrigal Pharmaceuticals, Inc.*	177	38,358
MoonLake Immunotherapeutics*	1,328	74,209

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HEALTH CARE FUND January 31, 2024

Investments	Shares	U.S. $ Fair Value
United States (continued)

Biotechnology (continued)
Natera, Inc.*	2,138	$140,980
Neurocrine Biosciences, Inc.*	1,268	177,228
Nuvalent, Inc. Class A*	970	72,915
Regeneron Pharmaceuticals, Inc.*	193	181,956
Rhythm Pharmaceuticals, Inc.*	1,868	82,397
SpringWorks Therapeutics, Inc.*	2,044	90,202
Vaxcyte, Inc.*	917	65,492
Vera Therapeutics, Inc.*	1,368	49,822
Veracyte, Inc.*	2,428	60,748
Vertex Pharmaceuticals, Inc.*	376	162,951
		2,096,202

Health Care Equipment & Supplies 27.19%
Boston Scientific Corp.*	2,893	183,011
Cooper Cos., Inc.	273	101,837
CVRx, Inc.*	4,369	109,749
Dexcom, Inc.*	1,613	195,738
Glaukos Corp.*	1,655	147,345
IDEXX Laboratories, Inc.*	200	103,016
Inspire Medical Systems, Inc.*	350	73,804
Insulet Corp.*	479	91,427
Intuitive Surgical, Inc.*	777	293,877
iRhythm Technologies, Inc.*	1,036	124,092
Penumbra, Inc.*	251	63,300
PROCEPT BioRobotics Corp.*	1,529	70,793
Pulmonx Corp.*	4,645	61,686
RxSight, Inc.*	2,979	135,574
Shockwave Medical, Inc.*	462	104,527
Stryker Corp.	661	221,752
TransMedics Group, Inc.*	1,991	170,768
		2,252,296
Investments	Shares	U.S. $ Fair Value
United States (continued)

Health Care Providers & Services 5.22%
Cencora, Inc.	566	$131,697
Laboratory Corp. of America Holdings	250	55,575
Molina Healthcare, Inc.*	108	38,496
UnitedHealth Group, Inc.	403	206,231
		431,999

Life Sciences Tools & Services 5.79%
10X Genomics, Inc. Class A*	978	40,753
Bio-Techne Corp.	792	55,693
Danaher Corp.	545	130,751
Quanterix Corp.*	4,593	101,459
Thermo Fisher Scientific, Inc.	123	66,295
West Pharmaceutical Services, Inc.	227	84,678
		479,629

Pharmaceuticals 11.87%
Cymabay Therapeutics, Inc.*	5,306	124,744
Eli Lilly & Co.	933	602,354
Evolus, Inc.*	1,625	20,621
Intra-Cellular Therapies, Inc.*	1,019	68,620
Longboard Pharmaceuticals, Inc.*	3,452	73,321
Merck & Co., Inc.	771	93,121
		982,781
Total United States		6,242,907
Total Common Stocks (cost $6,583,428)		8,110,580

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

HEALTH CARE FUND January 31, 2024

Investments	Principal Amount	U.S. $ Fair Value
SHORT-TERM INVESTMENTS 1.70%

Repurchase Agreements 1.70%
Repurchase Agreement dated 1/31/2024, 2.800% due 2/1/2024 with Fixed Income Clearing Corp. collateralized by $143,700 of U.S. Treasury Note at 4.000% due 1/31/2031; value: $143,453; proceeds:$140,585 (cost $140,574)	$140,574	$140,574
Total Investments in Securities 99.63% (cost $6,724,002)		8,251,154
Other Assets and Liabilities – Net 0.37%		30,496
Net Assets 100.00%		$8,281,650

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At January 31, 2024, the total value of Rule 144A securities was $189,599, which represents 2.29% of net assets.

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

HEALTH CARE FUND January 31, 2024

The following is a summary of the inputs used as of January 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Denmark	$60,678	$508,197	$–	$568,875
France	–	100,231	–	100,231
Germany	70,769	204,209	–	274,978
Japan	–	213,728	–	213,728
Netherlands	–	86,855	–	86,855
Sweden	–	62,199	–	62,199
United Kingdom	–	284,459	–	284,459
Remaining Industries	6,519,255	–	–	6,519,255
Short-Term Investments
Repurchase Agreements	–	140,574	–	140,574
Total	$6,650,702	$1,600,452	$–	$8,251,154

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)

INTERNATIONAL EQUITY FUND January 31, 2024

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 97.98%

COMMON STOCKS 97.98%

Australia 2.19%

Industrial REITS 0.53%
Goodman Group	100,648	$1,670,673

Metals & Mining 1.66%
BHP Group Ltd.	172,160	5,267,065
Total Australia		6,937,738

Austria 0.74%

Banks
Erste Group Bank AG	54,230	2,336,142

Belgium 0.49%

Industrial REITS
Warehouses De Pauw CVA	53,000	1,550,629

Brazil 1.05%

Broadline Retail
MercadoLibre, Inc.*	1,937	3,315,776

Canada 4.29%

Banks 0.93%
Royal Bank of Canada	30,100	2,937,574

Consumer Staples Distribution & Retail 1.13%
Alimentation Couche-Tard, Inc.	61,200	3,586,103

Ground Transportation 0.96%
Canadian Pacific Kansas City Ltd.	37,923	3,051,723

Metals & Mining 0.71%
Teck Resources Ltd. Class B	56,159	2,246,921
Investments	Shares	U.S. $ Fair Value
Canada (continued)

Oil, Gas & Consumable Fuels 0.56%
Imperial Oil Ltd.	30,900	$1,782,361
Total Canada		13,604,682

China 2.45%

Automobiles 0.54%
BYD Co. Ltd. Class H	77,324	1,731,297

Beverages 0.54%
Kweichow Moutai Co. Ltd. Class A	7,600	1,701,095

Broadline Retail 0.78%
PDD Holdings, Inc. ADR*	19,455	2,468,256

Interactive Media & Services 0.59%
Tencent Holdings Ltd.	53,747	1,865,628
Total China		7,766,276

Denmark 3.86%

Banks 0.69%
Danske Bank AS	81,134	2,178,566

Pharmaceuticals 3.17%
Novo Nordisk AS Class B	87,852	10,041,869
Total Denmark		12,220,435

France 10.20%

Aerospace & Defense 1.06%
Airbus SE	21,106	3,361,887

Building Products 1.15%
Cie de Saint-Gobain SA	51,769	3,660,406

Chemicals 0.49%
Arkema SA	14,255	1,551,414

Hotels, Restaurants & Leisure 0.82%
Accor SA	66,007	2,606,847

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND January 31, 2024

Investments	Shares	U.S. $ Fair Value
France (continued)

Insurance 1.08%
AXA SA	102,105	$3,427,186

Oil, Gas & Consumable Fuels 1.55%
TotalEnergies SE	75,651	4,907,903

Personal Care Products 1.62%
L’Oreal SA	10,700	5,120,528

Textiles, Apparel & Luxury Goods 2.43%
Hermes International SCA	1,040	2,194,046
LVMH Moet Hennessy Louis Vuitton SE	6,600	5,491,586
		7,685,632
Total France		32,321,803

Germany 7.49%

Automobiles 0.62%
Bayerische Motoren Werke AG	18,959	1,972,743

Diversified Telecommunication Services 1.30%
Deutsche Telekom AG	167,446	4,110,432

Insurance 2.22%
Allianz SE Registered Shares	13,093	3,498,135
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	8,330	3,546,238
		7,044,373

Life Sciences Tools & Services 0.79%
Schott Pharma AG & Co. KGaA*	64,135	2,495,186

Real Estate Management & Development 0.62%
Vonovia SE	62,403	1,944,000
Investments	Shares	U.S. $ Fair Value
Germany (continued)

Software 1.94%
SAP SE	35,530	$6,155,451
Total Germany		23,722,185

Greece 0.89%

Banks
National Bank of Greece SA*	370,806	2,819,268

Hong Kong 0.52%

Machinery
Techtronic Industries Co. Ltd.	155,500	1,651,582

India 4.41%

Banks 1.51%
Federal Bank Ltd.	870,122	1,543,295
ICICI Bank Ltd. ADR	132,987	3,244,883
		4,788,178

Information Technology Services 0.90%
Tata Consultancy Services Ltd.	61,970	2,846,350

Oil, Gas & Consumable Fuels 0.98%
Reliance Industries Ltd.	89,797	3,085,111

Wireless Telecommunication Services 1.02%
Bharti Airtel Ltd.	229,808	3,241,792
Total India		13,961,431

Indonesia 0.86%

Banks
Bank Negara Indonesia Persero Tbk. PT	7,470,200	2,717,774

Italy 2.82%

Banks 1.28%
UniCredit SpA	138,146	4,046,581

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND January 31, 2024

Investments	Shares	U.S. $ Fair Value
Italy (continued)

Electric: Utilities 1.03%
Enel SpA	478,358	$3,264,016

Life Sciences Tools & Services 0.51%
Stevanato Group SpA	51,043	1,620,105
Total Italy		8,930,702

Japan 19.51%

Automobile Components 0.51%
Denso Corp.	103,100	1,619,500

Automobiles 1.55%
Toyota Motor Corp.	245,100	4,894,111

Banks 1.46%
Sumitomo Mitsui Financial Group, Inc.	88,907	4,624,351

Beverages 0.88%
Asahi Group Holdings Ltd.	74,557	2,771,130

Broadline Retail 0.71%
Pan Pacific International Holdings Corp.	104,669	2,262,576

Chemicals 0.51%
Shin-Etsu Chemical Co. Ltd.	41,100	1,617,786

Electronic Equipment, Instruments & Components 1.33%
Ibiden Co. Ltd.	21,200	1,066,783
Murata Manufacturing Co. Ltd.	156,444	3,158,936
		4,225,719

Entertainment 0.84%
Nintendo Co. Ltd.	47,700	2,665,041

Health Care Equipment & Supplies 0.94%
Hoya Corp.	23,500	2,985,183
Investments	Shares	U.S. $ Fair Value
Japan (continued)

Household Durables 1.10%
Sony Group Corp.	35,400	$3,471,618

Industrial Conglomerates 1.90%
Hitachi Ltd.	76,400	6,001,247

Information Technology Services 0.51%
Fujitsu Ltd.	11,600	1,605,605

Insurance 0.88%
Sompo Holdings, Inc.	53,900	2,794,793

Machinery 0.95%
Ebara Corp.	48,170	3,016,747

Professional Services 0.53%
TechnoPro Holdings, Inc.	73,400	1,692,223

Real Estate Management & Development 0.72%
Mitsubishi Estate Co. Ltd.	165,391	2,291,643

Semiconductors & Semiconductor Equipment 1.96%
Disco Corp.	7,800	2,104,744
Tokyo Electron Ltd.	22,100	4,101,151
		6,205,895

Trading Companies & Distributors 2.23%
ITOCHU Corp.	97,356	4,418,415
Mitsubishi Corp.	153,174	2,639,945
		7,058,360
Total Japan		61,803,528

Mexico 2.10%

Banks 1.33%
Grupo Financiero Banorte SAB de CV Class O	412,517	4,195,754

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND January 31, 2024

Investments	Shares	U.S. $ Fair Value
Mexico (continued)

Real Estate Management & Development 0.77%
Corp. Inmobiliaria Vesta SAB de CV ADR	64,425	$2,442,996
Total Mexico		6,638,750

Netherlands 5.43%

Oil, Gas & Consumable Fuels 2.22%
Shell PLC	226,827	7,032,160

Semiconductors & Semiconductor Equipment 3.21%
ASM International NV	4,368	2,420,892
ASML Holding NV	8,943	7,758,839
		10,179,731
Total Netherlands		17,211,891

Peru 0.64%

Banks
Credicorp Ltd.	13,741	2,039,576

Philippines 0.67%

Banks
BDO Unibank, Inc.	819,200	2,108,856

Singapore 0.50%

Banks
United Overseas Bank Ltd.	75,600	1,593,537

South Korea 1.85%

Technology Hardware, Storage & Peripherals
Samsung Electronics Co. Ltd.	107,603	5,846,806

Spain 1.10%

Specialty Retail
Industria de Diseno Textil SA	81,625	3,490,070
Investments	Shares	U.S. $ Fair Value
Sweden 1.40%

Machinery
Atlas Copco AB Class A	278,809	$4,449,628

Switzerland 3.64%

Capital Markets 0.51%
UBS Group AG Registered Shares	54,131	1,620,282

Health Care Equipment & Supplies 0.56%
Alcon, Inc.	23,637	1,779,275

Life Sciences Tools & Services 0.65%
Lonza Group AG Registered Shares	4,205	2,055,849

Machinery 0.73%
VAT Group AG†	4,964	2,310,885

Pharmaceuticals 1.19%
Novartis AG Registered Shares	36,545	3,779,254
Total Switzerland		11,545,545

Taiwan 4.73%

Electronic Equipment, Instruments & Components 0.49%
Unimicron Technology Corp.	279,000	1,565,267

Semiconductors & Semiconductor Equipment 4.24%
MediaTek, Inc.	55,492	1,712,351
Realtek Semiconductor Corp.	121,000	1,810,813
Taiwan Semiconductor Manufacturing Co. Ltd.	494,714	9,903,428
		13,426,592
Total Taiwan		14,991,859

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND January 31, 2024

Investments	Shares	U.S. $ Fair Value
United Kingdom 5.83%

Banks 1.09%
HSBC Holdings PLC	444,177	$3,468,002

Capital Markets 0.36%
London Stock Exchange Group PLC	10,000	1,131,140

Electric: Utilities 0.85%
SSE PLC	126,876	2,702,197

Household Durables 0.57%
Persimmon PLC	97,270	1,791,529

Personal Care Products 0.64%
Unilever PLC	41,472	2,018,036

Pharmaceuticals 1.57%
AstraZeneca PLC	37,449	4,964,870

Trading Companies & Distributors 0.75%
Ashtead Group PLC	36,405	2,380,592
Total United Kingdom		18,456,366

United States 8.32%

Construction Materials 1.77%
CRH PLC	79,190	5,617,867

Electrical Equipment 1.85%
Schneider Electric SE	29,844	5,862,854

Food Products 0.76%
Nestle SA Registered Shares	21,000	2,392,961

Interactive Media & Services 0.81%
Meta Platforms, Inc. Class A*	6,553	2,556,587

Pharmaceuticals 2.27%
Eli Lilly & Co.	6,100	3,938,221
Sanofi SA	32,610	3,265,746
		7,203,967
Investments	Shares	U.S. $ Fair Value
United States (continued)

Semiconductors & Semiconductor Equipment 0.86%
NVIDIA Corp.	4,423	$2,721,339
Total United States		26,355,575
Total Common Stocks (cost $253,358,896)		310,388,410

	Principal Amount
SHORT-TERM INVESTMENTS 1.47%

Repurchase Agreements 1.47%
Repurchase Agreement dated 1/31/2024, 2.800% due 2/1/2024 with Fixed Income Clearing Corp. collateralized by $4,647,200 of U.S. Treasury Note at 4.375% due 8/15/2026; value: $4,757,997; proceeds: $4,665,048 (cost $4,664,685)	$4,664,685	4,664,685
Total Investments in Securities 99.45% (cost $258,023,581)		315,053,095
Other Assets and Liabilities – Net 0.55%		1,751,856
Net Assets 100.00%		$316,804,951

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At January 31, 2024, the total value of Rule 144A securities was $2,310,885, which represents 0.73% of net assets.

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL EQUITY FUND January 31, 2024

The following is a summary of the inputs used as of January 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Brazil	$3,315,776	$–	$–	$3,315,776
Canada	13,604,682	–	–	13,604,682
China	2,468,256	5,298,020	–	7,766,276
Germany	2,495,186	21,226,999	–	23,722,185
India	3,244,883	10,716,548	–	13,961,431
Italy	1,620,105	7,310,597	–	8,930,702
Mexico	6,638,750	–	–	6,638,750
Peru	2,039,576	–	–	2,039,576
United States	9,216,147	17,139,428	–	26,355,575
Remaining Industries	–	204,053,457	–	204,053,457
Short-Term Investments
Repurchase Agreements	–	4,664,685	–	4,664,685
Total	$44,643,361	$270,409,734	$–	$315,053,095

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)

INTERNATIONAL OPPORTUNITIES FUND January 31, 2024

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 96.52%

COMMON STOCKS 96.52%

Australia 1.96%

Automobile Components 1.03%
GUD Holdings Ltd.	418,516	$3,322,010

Professional Services 0.93%
IPH Ltd.	673,677	2,997,887
Total Australia		6,319,897

Austria 3.16%

Banks 1.14%
BAWAG Group AG†	71,376	3,674,904

Machinery 2.02%
ANDRITZ AG	105,891	6,518,911
Total Austria		10,193,815

Belgium 1.60%

Health Care REITS 0.60%
Aedifica SA	29,912	1,949,194

Industrial REITS 1.00%
Warehouses De Pauw CVA	109,956	3,216,999
Total Belgium		5,166,193

Canada 6.71%

Gas Utilities 0.70%
Brookfield Infrastructure Corp. Class A	64,589	2,264,182

Metals & Mining 1.92%
Alamos Gold, Inc. Class A	306,529	3,711,772
Capstone Copper Corp.*	501,400	2,468,867
		6,180,639

Oil, Gas & Consumable Fuels 1.16%
MEG Energy Corp.*	198,600	3,755,002
Investments	Shares	U.S. $ Fair Value
Canada (continued)

Paper & Forest Products 0.82%
Interfor Corp.*	170,548	$2,638,550

Real Estate Management & Development 1.34%
Tricon Residential, Inc.	393,400	4,330,633

Retail REITS 0.77%
First Capital Real Estate Investment Trust	211,200	2,483,597
Total Canada		21,652,603

China 0.42%

Marine Transportation
SITC International Holdings Co. Ltd.	897,000	1,361,057

Egypt 0.49%

Oil, Gas & Consumable Fuels
Energean PLC	130,956	1,573,505

France 3.64%

Construction Materials 1.00%
Vicat SACA	82,844	3,223,092

Oil, Gas & Consumable Fuels 1.08%
Gaztransport Et Technigaz SA	24,813	3,478,722

Personal Care Products 0.99%
Interparfums SA	60,651	3,209,061

Software 0.57%
Esker SA	10,875	1,826,230
Total France		11,737,105

Germany 7.17%

Aerospace & Defense 0.76%
Montana Aerospace AG†*	124,834	2,437,690

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND January 31, 2024

Investments	Shares	U.S. $ Fair Value
Germany (continued)

Life Sciences Tools & Services 1.46%
Gerresheimer AG	46,367	$4,727,067

Media 1.39%
Stroeer SE & Co. KGaA	76,136	4,470,103

Real Estate Management & Development 1.04%
TAG Immobilien AG*	239,508	3,352,353

Semiconductors & Semiconductor Equipment 0.97%
AIXTRON SE	43,969	1,636,448
Siltronic AG	16,045	1,508,041
		3,144,489

Wireless Telecommunication Services 1.55%
Freenet AG	181,579	5,017,516
Total Germany		23,149,218

Iceland 0.62%

Machinery
Marel Hf.†	537,909	1,982,296

India 1.44%

Banks 0.68%
Federal Bank Ltd.	1,235,135	2,190,702

Commercial Services & Supplies 0.76%
CMS Info Systems Ltd.	533,241	2,470,191
Total India		4,660,893

Indonesia 1.88%

Banks 1.07%
Bank Tabungan Negara Persero Tbk. PT	41,619,000	3,439,332

Real Estate Management & Development 0.81%
Pakuwon Jati Tbk. PT	98,687,500	2,626,230
Total Indonesia		6,065,562
Investments	Shares	U.S. $ Fair Value
Ireland 1.18%

Hotels, Restaurants & Leisure
Dalata Hotel Group PLC	735,428	$3,818,904

Israel 1.10%

Capital Markets
Tel Aviv Stock Exchange Ltd.	574,657	3,560,344

Italy 2.94%

Construction Materials 0.40%
Buzzi SpA	37,710	1,281,763

Financial Services 1.12%
Banca Mediolanum SpA	354,335	3,626,167

Textiles, Apparel & Luxury Goods 1.42%
Brunello Cucinelli SpA	46,149	4,575,067
Total Italy		9,482,997

Japan 27.17%

Banks 0.88%
Shizuoka Financial Group, Inc.	312,600	2,857,165

Beverages 1.09%
Coca-Cola Bottlers Japan Holdings, Inc.	258,400	3,507,009

Building Products 1.53%
Sanwa Holdings Corp.	322,200	4,924,562

Chemicals 2.54%
Aica Kogyo Co. Ltd.	148,200	3,433,939
Kansai Paint Co. Ltd.	284,900	4,763,475
		8,197,414

Construction & Engineering 1.06%
SHO-BOND Holdings Co. Ltd.	76,800	3,420,712

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND January 31, 2024

Investments	Shares	U.S. $ Fair Value
Japan (continued)

Distributors 1.79%
PALTAC Corp.	189,730	$5,776,410

Food Products 1.62%
Nichirei Corp.	216,500	5,229,056

Hotels, Restaurants & Leisure 1.20%
Saizeriya Co. Ltd.	112,600	3,865,478

Industrial REITS 0.46%
GLP J-REIT	1,655	1,477,639

Information Technology Services 3.80%
NS Solutions Corp.	158,588	5,289,370
Simplex Holdings, Inc.	252,100	4,594,896
Zuken, Inc.	87,800	2,399,800
		12,284,066

Machinery 3.20%
DMG Mori Co. Ltd.	178,200	3,568,200
Fujitec Co. Ltd.	106,900	2,727,601
OSG Corp.	297,300	4,045,752
		10,341,553

Media 0.64%
Kadokawa Corp.	97,800	2,069,195

Professional Services 0.84%
TechnoPro Holdings, Inc.	118,200	2,725,079

Semiconductors & Semiconductor Equipment 1.84%
Ferrotec Holdings Corp.	107,200	2,067,499
Kokusai Electric Corp.*	152,015	3,886,009
		5,953,508

Software 2.89%
Money Forward, Inc.*	107,400	4,192,037
OBIC Business Consultants Co. Ltd.	106,100	5,131,023
		9,323,060
Investments	Shares	U.S. $ Fair Value
Japan (continued)

Wireless Telecommunication Services 1.79%
Okinawa Cellular Telephone Co.	237,200	$5,779,981
Total Japan		87,731,887

Mexico 3.06%

Capital Markets 0.67%
Bolsa Mexicana de Valores SAB de CV	1,063,700	2,155,025

Consumer Finance 0.84%
Gentera SAB de CV	2,002,820	2,724,110

Real Estate Management & Development 1.55%
Corp. Inmobiliaria Vesta SAB de CV	655,800	2,493,804
Corp. Inmobiliaria Vesta SAB de CV ADR	65,866	2,497,639
		4,991,443
Total Mexico		9,870,578

Netherlands 0.52%

Semiconductors & Semiconductor Equipment
BE Semiconductor Industries NV	11,127	1,672,146

New Zealand 1.00%

Passenger Airlines
Air New Zealand Ltd.	8,339,526	3,236,935

Peru 0.65%

Banks
Intercorp Financial Services, Inc.	89,356	2,095,398

Portugal 1.57%

Multi-Utilities
REN - Redes Energeticas Nacionais SGPS SA	2,064,820	5,073,216

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND January 31, 2024

Investments	Shares	U.S. $ Fair Value
South Korea 1.88%

Chemicals 1.06%
Soulbrain Co. Ltd.*	16,998	$3,427,456

Semiconductors & Semiconductor Equipment 0.82%
WONIK IPS Co. Ltd.*	116,798	2,640,555
Total South Korea		6,068,011

Spain 3.49%

Banks 1.04%
Banco de Sabadell SA	2,588,013	3,359,076

Containers & Packaging 1.48%
Vidrala SA	47,557	4,766,657

Professional Services 0.97%
Applus Services SA	260,637	3,151,892
Total Spain		11,277,625

Sweden 2.11%

Automobile Components 0.52%
Autoliv, Inc. SDR	15,556	1,679,244

Commercial Services & Supplies 1.04%
Loomis AB	123,312	3,376,034

Consumer Staples Distribution & Retail 0.55%
Axfood AB	69,943	1,769,637
Total Sweden		6,824,915

Switzerland 2.01%

Containers & Packaging 0.95%
SIG Group AG	146,970	3,076,406

Life Sciences Tools & Services 0.57%
Tecan Group AG Registered Shares	4,810	1,836,048

Machinery 0.49%
Sulzer AG Registered Shares	16,456	1,589,686
Total Switzerland		6,502,140
Investments	Shares	U.S. $ Fair Value
Taiwan 1.55%

Electronic Equipment, Instruments & Components 0.82%
Lotes Co. Ltd.	83,782	$2,642,976

Semiconductors & Semiconductor Equipment 0.73%
Realtek Semiconductor Corp.	158,000	2,364,532
Total Taiwan		5,007,508

United Kingdom 17.20%

Aerospace & Defense 3.07%
Chemring Group PLC	1,351,488	6,028,849
Senior PLC	1,942,214	3,888,435
		9,917,284

Beverages 2.05%
Britvic PLC	590,688	6,606,210

Biotechnology 0.34%
Genus PLC	37,551	1,090,688

Broadline Retail 1.18%
B&M European Value Retail SA	580,766	3,806,176

Capital Markets 1.80%
Man Group PLC	1,930,110	5,799,534

Construction Materials 0.81%
Breedon Group PLC	569,923	2,625,428

Electronic Equipment, Instruments & Components 0.73%
Spectris PLC	50,322	2,342,660

Food Products 0.68%
Tate & Lyle PLC	279,624	2,207,710

Health Care Equipment & Supplies 0.54%
ConvaTec Group PLC†	577,960	1,758,949

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND January 31, 2024

Investments	Shares	U.S. $ Fair Value
United Kingdom (continued)

Health Care REITS 1.11%
Assura PLC	6,365,775	$3,593,197

Household Durables 0.42%
Persimmon PLC	73,867	1,360,490

Insurance 1.31%
Lancashire Holdings Ltd.	549,653	4,228,212

Machinery 1.18%
Concentric AB	232,059	3,813,988

Specialty Retail 1.10%
WH Smith PLC	233,158	3,562,941

Trading Companies & Distributors 0.88%
Grafton Group PLC	229,957	2,832,355
Total United Kingdom		55,545,822
Total Common Stocks (cost $292,577,160)		311,630,570
Investments	Principal Amount	U.S. $ Fair Value
SHORT-TERM INVESTMENTS 1.89%

Repurchase Agreements 1.89%
Repurchase Agreement dated 1/31/2024, 2.800% due 2/1/2024 with Fixed Income Clearing Corp. collateralized by $6,778,600 of U.S. Treasury Note at 0.750% due 8/31/2026; value: $6,233,321; proceeds: $6,111,496 (cost $6,111,020)	$6,111,020	$6,111,020
Total Investments in Securities 98.41% (cost $298,688,180)		317,741,590
Other Assets and Liabilities – Net 1.59%		5,134,235
Net Assets 100.00%		$322,875,825

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
SDR	Swedish Depository Receipt.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At January 31, 2024, the total value of Rule 144A securities was $9,853,839, which represents 3.05% of net assets.
*	Non-income producing security.

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL OPPORTUNITIES FUND January 31, 2024

The following is a summary of the inputs used as of January 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Canada	$21,652,603	$–	$—	$21,652,603
Iceland	1,982,296	–	–	1,982,296
Ireland	3,818,904	–	–	3,818,904
Mexico	9,870,578	–	–	9,870,578
New Zealand	3,236,935	–	–	3,236,935
Peru	2,095,398	–	–	2,095,398
Spain	3,151,892	8,125,733	–	11,277,625
Sweden	1,769,637	5,055,278	–	6,824,915
United Kingdom	33,921,495	21,624,327	–	55,545,822
Remaining Industries	–	195,325,494	–	195,325,494
Short-Term Investments
Repurchase Agreements	–	6,111,020	–	6,111,020
Total	$81,499,738	$236,241,852	$–	$317,741,590

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)

INTERNATIONAL VALUE FUND January 31, 2024

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 96.24%

COMMON STOCKS 96.24%

Australia 4.21%

Industrial REITS 1.22%
Goodman Group	292,778	$4,859,872

Metals & Mining 2.99%
BHP Group Ltd.	389,246	11,908,595
Total Australia		16,768,467

Austria 2.82%

Banks
BAWAG Group AG†	82,858	4,266,073
Erste Group Bank AG	161,316	6,949,235
		11,215,308

Canada 4.08%

Insurance 1.56%
Manulife Financial Corp.	280,467	6,199,918

Metals & Mining 0.96%
Teck Resources Ltd. Class B	95,396	3,818,110

Oil, Gas & Consumable Fuels 1.56%
Pembina Pipeline Corp.	181,007	6,234,843
Total Canada		16,252,871

China 0.45%

Broadline Retail
Alibaba Group Holding Ltd.	202,216	1,813,670

Egypt 0.45%

Oil, Gas & Consumable Fuels
Energean PLC	150,368	1,806,751
Investments	Shares	U.S. $ Fair Value
France 12.81%

Aerospace & Defense 2.56%
Airbus SE	32,743	$5,215,497
Thales SA	33,987	4,970,736
		10,186,233

Banks 1.91%
BNP Paribas SA	113,159	7,602,493

Building Products 1.43%
Cie de Saint-Gobain SA	80,700	5,706,017

Capital Markets 1.28%
Amundi SA†	75,229	5,088,308

Chemicals 0.69%
Arkema SA	25,299	2,753,365

Diversified Telecommunication Services 2.28%
Orange SA	764,751	9,094,360

Gas Utilities 0.65%
Rubis SCA	101,938	2,577,657

Insurance 2.01%
AXA SA	238,372	8,001,030
Total France		51,009,463

Germany 4.03%

Air Freight & Logistics 1.45%
Deutsche Post AG Registered Shares	120,773	5,784,320

Chemicals 0.46%
Covestro AG†*	34,591	1,826,594

Health Care Providers & Services 1.22%
Fresenius SE & Co. KGaA	173,363	4,866,790

Real Estate Management & Development 0.90%
Vonovia SE	114,167	3,556,571
Total Germany		16,034,275

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL VALUE FUND January 31, 2024

Investments	Shares	U.S. $ Fair Value
Hong Kong 1.47%

Insurance 0.53%
Prudential PLC	206,033	$2,116,488

Real Estate Management & Development 0.94%
CK Asset Holdings Ltd.	828,275	3,737,458
Total Hong Kong		5,853,946

India 0.60%

Banks
Federal Bank Ltd.	1,348,621	2,391,987

Indonesia 1.31%

Banks
Bank Negara Indonesia Persero Tbk. PT	14,358,787	5,223,948

Ireland 0.15%

Banks
Bank of Ireland Group PLC	65,192	599,504

Italy 2.04%

Electric: Utilities
Enel SpA	1,193,105	8,141,004

Japan 20.56%

Automobile Components 0.31%
Denso Corp.	79,395	1,247,141

Automobiles 2.91%
Toyota Motor Corp.	579,400	11,569,352

Banks 2.07%
Sumitomo Mitsui Financial Group, Inc.	158,463	8,242,191

Beverages 1.49%
Asahi Group Holdings Ltd.	159,358	5,923,009
Investments	Shares	U.S. $ Fair Value
Japan (continued)

Building Products 0.92%
Sanwa Holdings Corp.	239,400	$3,659,032

Electrical Equipment 1.32%
Fuji Electric Co. Ltd.	104,801	5,248,434

Electronic Equipment, Instruments & Components 1.06%
Murata Manufacturing Co. Ltd.	209,751	4,235,318

Entertainment 1.18%
Nintendo Co. Ltd.	83,900	4,687,567

Household Durables 1.16%
Sony Group Corp.	47,300	4,638,631

Industrial Conglomerates 1.82%
Hitachi Ltd.	92,370	7,255,696

Insurance 1.81%
Sompo Holdings, Inc.	139,327	7,224,305

Machinery 2.60%
Ebara Corp.	114,156	7,149,259
Fujitec Co. Ltd.	125,336	3,198,004
		10,347,263

Trading Companies & Distributors 1.91%
ITOCHU Corp.	167,775	7,614,318
Total Japan		81,892,257

Mexico 1.08%

Banks
Grupo Financiero Banorte SAB de CV Class O	422,068	4,292,899

Netherlands 5.22%

Consumer Staples Distribution & Retail 0.88%
Koninklijke Ahold Delhaize NV	124,390	3,498,239

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

INTERNATIONAL VALUE FUND January 31, 2024

Investments	Shares	U.S. $ Fair Value
Netherlands (continued)

Oil, Gas & Consumable Fuels 4.34%
Shell PLC ADR	275,169	$17,310,882
Total Netherlands		20,809,121

Singapore 1.65%

Banks 1.00%
United Overseas Bank Ltd.	189,008	3,984,012

Semiconductors & Semiconductor Equipment 0.65%
STMicroelectronics NV	58,590	2,572,541
Total Singapore		6,556,553

South Africa 0.67%

Metals & Mining
Anglo American PLC	112,263	2,676,090

South Korea 1.67%

Technology Hardware, Storage & Peripherals
Samsung Electronics Co. Ltd.	122,208	6,640,395

Spain 1.12%

Banks
CaixaBank SA	1,050,315	4,478,533

Sweden 2.12%

Automobile Components 1.20%
Autoliv, Inc. SDR	44,240	4,775,635

Commercial Services & Supplies 0.92%
Loomis AB	133,702	3,660,491
Total Sweden		8,436,126

Switzerland 3.73%

Pharmaceuticals
Novartis AG Registered Shares	143,710	14,861,585
Investments	Shares	U.S. $ Fair Value
Taiwan 1.87%

Semiconductors & Semiconductor Equipment
Taiwan Semiconductor Manufacturing Co. Ltd.	371,514	$7,437,150

United Kingdom 17.17%

Banks 3.05%
HSBC Holdings PLC	1,311,346	10,238,599
Standard Chartered PLC	254,473	1,923,190
		12,161,789

Broadline Retail 1.33%
Next PLC	49,429	5,276,868

Electric: Utilities 1.70%
SSE PLC	317,851	6,769,569

Food Products 0.63%
Tate & Lyle PLC	315,641	2,492,074

Insurance 1.15%
Lancashire Holdings Ltd.	596,972	4,592,215

Oil, Gas & Consumable Fuels 2.12%
BP PLC	1,448,408	8,459,306

Personal Care Products 2.05%
Unilever PLC	167,612	8,156,036

Pharmaceuticals 1.25%
AstraZeneca PLC	37,613	4,986,613

Residential REITS 1.08%
UNITE Group PLC	336,156	4,294,674

Tobacco 2.12%
Imperial Brands PLC	352,441	8,460,391

Trading Companies & Distributors 0.69%
Ashtead Group PLC	41,671	2,724,945
Total United Kingdom		68,374,480

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL VALUE FUND January 31, 2024

Investments	Shares	U.S. $ Fair Value
United States 4.96%

Construction Materials 1.97%
CRH PLC	110,463	$7,836,424

Pharmaceuticals 2.99%
Sanofi SA	118,855	11,902,797
Total United States		19,739,221
Total Common Stocks (cost $345,813,148)		383,305,604

	Principal Amount

SHORT-TERM INVESTMENTS 3.10%

Repurchase Agreements 3.10%
Repurchase Agreement dated 1/31/2024, 2.800% due 2/1/2024 with Fixed Income Clearing Corp. collateralized by $12,313,000 of U.S. Treasury Note at 4.375% due 8/15/2026; value: $12,606,563; proceeds: $12,360,283 (cost $12,359,322)	$12,359,322	12,359,322
Total Investments in Securities 99.34% (cost $358,172,470)		395,664,926
Other Assets and Liabilities – Net 0.66%		2,634,498
Net Assets 100.00%		$398,299,424

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
SDR	Swedish Depository Receipt.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At January 31, 2024, the total value of Rule 144A securities was $11,180,975, which represents 2.81% of net assets.
*	Non-income producing security.

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL VALUE FUND January 31, 2024

The following is a summary of the inputs used as of January 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Canada	$16,252,871	$–	$–	$16,252,871
Mexico	4,292,899	–	–	4,292,899
Netherlands	17,310,882	3,498,239	–	20,809,121
United Kingdom	7,084,289	61,290,191	–	68,374,480
Remaining Industries	–	273,576,233	–	273,576,233
Short-Term Investments
Repurchase Agreements	–	12,359,322	–	12,359,322
Total	$44,940,941	$350,723,985	$–	$395,664,926

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

MICRO CAP GROWTH FUND January 31, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.02%

COMMON STOCKS 99.02%

Aerospace & Defense 4.12%
AAR Corp.*	23,548	$1,432,189
AeroVironment, Inc.*	39,394	4,752,492
Kratos Defense & Security Solutions, Inc.*	89,003	1,506,821
Total		7,691,502

Automobile Components 2.17%
Modine Manufacturing Co.*	58,718	4,056,827

Banks 1.27%
Bancorp, Inc.*	54,179	2,364,372

Beverages 0.66%
Vita Coco Co., Inc.*	62,271	1,226,116

Biotechnology 14.20%
Arcellx, Inc.*	57,775	3,572,806
Biohaven Ltd.*	34,032	1,513,743
Crinetics Pharmaceuticals, Inc.*	84,163	3,070,266
Disc Medicine, Inc.*	22,365	1,470,499
Fusion Pharmaceuticals, Inc. (Canada)*(a)(b)	155,665	1,808,827
Krystal Biotech, Inc.*	24,458	2,720,953
MoonLake Immunotherapeutics (Switzerland)*(a)	41,612	2,325,279
Rhythm Pharmaceuticals, Inc.*	70,715	3,119,239
Twist Bioscience Corp.*	54,038	1,750,831
Vera Therapeutics, Inc.*	47,015	1,712,286
Veracyte, Inc.*	52,886	1,323,208
Xenon Pharmaceuticals, Inc. (Canada)*(a)	46,760	2,114,487
Total		26,502,424

Capital Markets 1.37%
Piper Sandler Cos.	14,724	2,554,467
Investments	Shares	Fair Value
Construction & Engineering 2.83%
Primoris Services Corp.	56,682	$1,859,170
Sterling Infrastructure, Inc.*	45,582	3,423,208
Total		5,282,378

Consumer Finance 1.34%
NerdWallet, Inc. Class A*	163,582	2,504,440

Diversified Consumer Services 3.42%
Coursera, Inc.*	170,146	3,256,594
Stride, Inc.*	52,044	3,120,038
Total		6,376,632

Electronic Equipment, Instruments & Components 2.00%
OSI Systems, Inc.*	29,177	3,735,531

Financial Services 5.07%
AvidXchange Holdings, Inc.*	372,029	4,077,438
Flywire Corp.*	46,929	1,002,873
Paymentus Holdings, Inc. Class A*	151,882	2,408,848
Remitly Global, Inc.*	114,740	1,966,644
Total		9,455,803

Food Products 0.94%
Vital Farms, Inc.*	122,627	1,763,376

Health Care Equipment & Supplies 11.05%
CVRx, Inc.*	157,481	3,955,923
PROCEPT BioRobotics Corp.*	45,186	2,092,112
Pulmonx Corp.*	114,158	1,516,018
RxSight, Inc.*	121,578	5,533,015
TransMedics Group, Inc.*	60,306	5,172,445
UFP Technologies, Inc.*	13,980	2,355,770
Total		20,625,283

Hotels, Restaurants & Leisure 4.67%
First Watch Restaurant Group, Inc.*	178,139	3,822,863
Kura Sushi USA, Inc. Class A*	26,398	2,590,436

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

MICRO CAP GROWTH FUND January 31, 2024

Investments	Shares	Fair Value
Hotels, Restaurants & Leisure (continued)
Shake Shack, Inc. Class A*	30,506	$2,305,033
Total		8,718,332

Household Durables 2.01%
Green Brick Partners, Inc.*	71,964	3,754,362

Information Technology Services 1.75%
Fastly, Inc. Class A*	107,024	2,153,323
Grid Dynamics Holdings, Inc.*	84,672	1,104,969
Total		3,258,292

Interactive Media & Services 1.65%
Yelp, Inc.*	70,593	3,087,032

Life Sciences Tools & Services 1.59%
Quanterix Corp.*	134,194	2,964,345

Machinery 1.05%
Blue Bird Corp.*	67,544	1,967,557

Media 1.44%
Integral Ad Science Holding Corp.*	184,382	2,682,758

Personal Care Products 2.74%
elf Beauty, Inc.*	18,060	2,881,112
Oddity Tech Ltd. Class A (Israel)*(a)(b)	53,968	2,228,878
Total		5,109,990

Pharmaceuticals 5.91%
Cymabay Therapeutics, Inc.*	200,496	4,713,661
Evolus, Inc.*	54,509	691,719
EyePoint Pharmaceuticals, Inc.*	61,623	1,659,507
Intra-Cellular Therapies, Inc.*	21,274	1,432,591
Longboard Pharmaceuticals, Inc.*	119,620	2,540,729
Total		11,038,207
Investments	Shares	Fair Value
Professional Services 5.09%
Fiverr International Ltd. (Israel)*(a)	43,630	$1,174,520
ICF International, Inc.	20,802	2,892,310
TaskUS, Inc. Class A*	148,549	1,847,949
Upwork, Inc.*	117,725	1,614,010
Verra Mobility Corp.*	82,314	1,968,128
Total		9,496,917

Semiconductors & Semiconductor Equipment 6.03%
Credo Technology Group Holding Ltd.*	151,669	3,110,731
Impinj, Inc.*	14,502	1,406,404
Photronics, Inc.*	65,240	1,906,313
Rambus, Inc.*	70,490	4,830,680
Total		11,254,128

Software 14.65%
Agilysys, Inc.*	40,474	3,388,079
Alkami Technology, Inc.*	153,065	3,768,460
Clear Secure, Inc. Class A	45,648	868,682
Docebo, Inc. (Canada)*(a)	30,327	1,332,872
Intapp, Inc.*	33,121	1,426,853
JFrog Ltd. (Israel)*(a)	140,563	4,572,514
LiveRamp Holdings, Inc.*	81,857	3,231,714
Varonis Systems, Inc.*	52,564	2,359,072
Weave Communications, Inc.*	327,880	4,111,615
Zeta Global Holdings Corp. Class A*	235,866	2,283,183
Total		27,343,044
Total Common Stocks (cost $143,779,615)		184,814,115

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

MICRO CAP GROWTH FUND January 31, 2024

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 2.66%

Repurchase Agreements 2.45%
Repurchase Agreement dated 1/31/2024, 2.800% due 2/1/2024 with Fixed Income Clearing Corp. collateralized by $4,555,900 of U.S. Treasury Note at 4.375% due 8/15/2026; value: $4,664,520; proceeds: $4,573,381 (cost $4,573,025)	$4,573,025	$4,573,025
Investments	Shares	Fair Value
Money Market Funds 0.19%
Fidelity Government Portfolio(c) (cost $356,150)	356,150	$356,150

Time Deposits 0.02%
CitiBank N.A.(c) (cost $39,572)	39,572	39,572
Total Short-Term Investments (cost $4,968,747)		4,968,747
Total Investments in Securities 101.68% (cost $148,748,362)		189,782,862
Other Assets and Liabilities – Net (1.68)%		(3,139,478)
Net Assets 100.00%		$186,643,384

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of January 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$184,814,115	$–	$–	$184,814,115
Short-Term Investments
Repurchase Agreements	–	4,573,025	–	4,573,025
Money Market Funds	356,150	–	–	356,150
Time Deposits	–	39,572	–	39,572
Total	$185,170,265	$4,612,597	$–	$189,782,862

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)

VALUE OPPORTUNITIES FUND January 31, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.70%

COMMON STOCKS 99.70%

Aerospace & Defense 1.50%
Curtiss-Wright Corp.	80,877	$18,000,794

Automobile Components 1.28%
Gentherm, Inc.*	319,666	15,391,918

Banks 5.54%
Columbia Banking System, Inc.	725,491	14,625,898
East West Bancorp, Inc.	262,889	19,140,948
First BanCorp	1,116,095	18,616,465
Wintrust Financial Corp.	145,642	14,124,361
Total		66,507,672

Building Products 2.08%
Allegion PLC (Ireland)(a)	201,782	24,998,772

Capital Markets 5.32%
Cboe Global Markets, Inc.	118,053	21,704,044
Moelis & Co. Class A	372,753	20,490,232
TPG, Inc.	521,619	21,714,999
Total		63,909,275

Chemicals 2.38%
Avient Corp.	497,468	18,013,316
Axalta Coating Systems Ltd.*	324,942	10,534,620
Total		28,547,936

Commercial Services & Supplies 1.48%
Brady Corp. Class A	295,978	17,826,755

Construction & Engineering 2.10%
EMCOR Group, Inc.	110,663	25,243,337

Construction Materials 1.89%
Eagle Materials, Inc.	100,245	22,683,439

Consumer Staples Distribution & Retail 1.83%
BJ’s Wholesale Club Holdings, Inc.*	341,053	21,943,350
Investments	Shares	Fair Value
Containers & Packaging 1.91%
Avery Dennison Corp.	115,300	$22,996,585

Electric: Utilities 2.42%
IDACORP, Inc.	169,131	15,658,148
Portland General Electric Co.	326,725	13,372,854
Total		29,031,002

Electronic Equipment, Instruments & Components 4.52%
Advanced Energy Industries, Inc.	173,267	18,050,956
Belden, Inc.	250,020	18,546,483
Littelfuse, Inc.	73,152	17,695,469
Total		54,292,908

Energy Equipment & Services 1.40%
TechnipFMC PLC (United Kingdom)(a)	868,004	16,787,197

Ground Transportation 1.62%
Saia, Inc.*	43,151	19,442,978

Health Care Equipment & Supplies 4.39%
CONMED Corp.	115,693	11,060,251
Cooper Cos., Inc.	45,381	16,928,475
STERIS PLC	113,013	24,744,196
Total		52,732,922

Health Care Providers & Services 3.00%
Molina Healthcare, Inc.*	80,245	28,602,528
R1 RCM, Inc.*	721,312	7,386,235
Total		35,988,763

Hotels, Restaurants & Leisure 5.77%
Caesars Entertainment, Inc.*	231,780	10,168,188
Choice Hotels International, Inc.	171,154	20,730,172
Dave & Buster’s Entertainment, Inc.*	232,458	12,443,477
SeaWorld Entertainment, Inc.*	111,517	5,508,940

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

VALUE OPPORTUNITIES FUND January 31, 2024

Investments	Shares	Fair Value
Hotels, Restaurants & Leisure (continued)
Texas Roadhouse, Inc.	162,876	$20,476,771
Total		69,327,548

Household Durables 0.99%
Taylor Morrison Home Corp.*	228,569	11,917,588

Industrial REITS 1.48%
First Industrial Realty Trust, Inc.	344,646	17,756,162

Information Technology Services 1.48%
Perficient, Inc.*	260,032	17,715,980

Insurance 4.68%
American Financial Group, Inc.	179,386	21,598,075
RenaissanceRe Holdings Ltd.	91,516	20,941,606
White Mountains Insurance Group Ltd.	8,688	13,692,027
Total		56,231,708

Leisure Products 1.61%
YETI Holdings, Inc.*	439,671	19,332,334

Life Sciences Tools & Services 4.11%
Bio-Techne Corp.	202,336	14,228,268
Charles River Laboratories International, Inc.*	79,392	17,170,902
Repligen Corp.*	94,561	17,909,853
Total		49,309,023

Machinery 3.42%
Columbus McKinnon Corp.	506,034	19,770,748
Crane Co.	171,413	21,274,068
Total		41,044,816

Media 1.29%
Criteo SA ADR*	595,704	15,446,605

Metals & Mining 1.00%
Reliance Steel & Aluminum Co.	42,243	12,056,997
Investments	Shares	Fair Value
Oil, Gas & Consumable Fuels 3.94%
Chesapeake Energy Corp.(b)	319,201	$24,613,589
Permian Resources Corp.	1,680,661	22,655,310
Total		47,268,899

Professional Services 5.96%
Booz Allen Hamilton Holding Corp.	124,891	17,580,906
ICF International, Inc.	98,347	13,674,167
Paylocity Holding Corp.*	117,422	18,600,819
WNS Holdings Ltd. ADR*	313,204	21,720,697
Total		71,576,589

Real Estate Management & Development 1.46%
Marcus & Millichap, Inc.	459,027	17,484,338

Residential REITS 1.29%
American Homes 4 Rent Class A	442,266	15,501,423

Semiconductors & Semiconductor Equipment 2.87%
Entegris, Inc.	192,120	22,612,524
FormFactor, Inc.*	305,303	11,836,597
Total		34,449,121

Software 7.22%
Aspen Technology, Inc.*	86,918	16,687,387
CommVault Systems, Inc.*	339,462	31,121,876
Descartes Systems Group, Inc. (Canada)*(a)	265,177	23,226,853
Dolby Laboratories, Inc. Class A	188,027	15,640,086
Total		86,676,202

Specialty Retail 1.50%
Valvoline, Inc.*	493,977	18,025,221

Textiles, Apparel & Luxury Goods 1.59%
Deckers Outdoor Corp.*	25,368	19,120,623

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)(concluded)

VALUE OPPORTUNITIES FUND January 31, 2024

Investments	Shares	Fair Value
Trading Companies & Distributors 3.38%
AerCap Holdings NV (Ireland)*(a)	317,369	$24,297,771
Core & Main, Inc. Class A*	394,123	16,281,221
Total		40,578,992
Total Common Stocks (cost $952,422,827)		1,197,145,772

	Principal Amount

SHORT-TERM INVESTMENTS 0.49%

Repurchase Agreements 0.49%
Repurchase Agreement dated 1/31/2024, 2.800% due 2/1/2024 with Fixed Income Clearing Corp. collateralized by $6,412,900 of U.S. Treasury Note at 1.500% due 8/15/2026; value: $6,040,738; proceeds: $5,922,678 (cost $5,922,218)	$5,922,218	5,922,218
Investments	Shares	Fair Value
Money Market Funds 0.00%
Fidelity Government Portfolio(c) (cost $11,991)	11,991	$11,991

Time Deposits 0.00%
CitiBank N.A.(c) (cost $1,332)	1,332	1,332
Total Short-Term Investments (cost $5,935,541)		5,935,541
Total Investments in Securities 100.19% (cost $958,358,368)		1,203,081,313
Other Assets and Liabilities – Net (0.19)%		(2,296,258)
Net Assets 100.00%		$1,200,785,055

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of January 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$1,197,145,772	$–	$–	$1,197,145,772
Short-Term Investments
Repurchase Agreements	–	5,922,218	–	5,922,218
Money Market Funds	11,991	–	–	11,991
Time Deposits	–	1,332	–	1,332
Total	$1,197,157,763	$5,923,550	$–	$1,203,081,313

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

46	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993. The Trust consists of the following thirteen funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”), Lord Abbett Focused Growth Fund (“Focused Growth Fund”), Lord Abbett Focused Large Cap Value Fund (“Focused Large Cap Value Fund”), Lord Abbett Focused Small Cap Value (“Focused Small Cap Value Fund,” formerly “Micro-Cap Value Fund”), Lord Abbett Fundamental Equity Fund (“Fundamental Equity Fund”), Lord Abbett Global Equity Research Fund (“Global Equity Research Fund”), Lord Abbett Growth Leaders Fund (“Growth Leaders Fund”), Lord Abbett Health Care Fund (“Health Care Fund”), Lord Abbett International Equity Fund (“International Equity Fund”), Lord Abbett International Opportunities Fund (“International Opportunities Fund”), Lord Abbett International Value Fund (“International Value Fund”), Lord Abbett Micro-Cap Growth Fund (“Micro Cap Growth Fund”) and Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”). All funds are diversified except Focused Growth Fund and Focused Large Cap Value Fund.

Each of Focused Large Cap Value Fund’s, Global Equity Fund’s, Health Care Fund’s and International Equity Fund’s investment objective is to seek long-term capital appreciation. Alpha Strategy Fund’s, Focused Small Cap Value Fund’s, International Opportunities Fund’s, Micro Cap Growth Fund’s and Value Opportunities Fund’s investment objective is long-term capital appreciation. Alpha Strategy Fund invests principally in other funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”). Fundamental Equity Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. Growth Leaders Fund’s and Focused Growth Fund’s investment objective is to seek capital appreciation. International Value Fund’s investment objective is to seek a high level of total return.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investment to Lord Abbett, as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that preforms the responsibilities on behalf of Lord Abbett, administers the pricing and valuation of the portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities, and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that+ values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other

Notes to Schedule of Investments (unaudited)(continued)

instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

(b)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 -	unadjusted quoted prices in active markets for identical investments;

●	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments as of January 31, 2024 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Notes to Schedule of Investments (unaudited)(continued)

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on each Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of January 31, 2024, the market value of securities loaned and collateral received for the Funds were as follows:

Funds	Market Value of Securities Loaned	Collateral Received
Fundamental Equity Fund	$2,036,090	$2,132,203
Micro Cap Growth Fund	395,816	395,722
Value Opportunities Fund	12,723	13,323

Notes to Schedule of Investments (unaudited)(concluded)

5.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Alpha Strategy Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the period ended January 31, 2024:

Affiliated Issuer	Value at 10/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Appreciation (Depreciation)	Value at 1/31/2024	Shares as of 1/31/2024	Dividend Income
Lord Abbett Developing Growth Fund, Inc. - Class I	$100,632,986	$840,725	$(2,530,894)	$149,691	$22,576,920	$121,669,428	4,990,543	$–
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	55,517,264	408,737	(4,309,726)	(573,121)	9,626,454	60,669,608	2,172,980	159,299
Lord Abbett Securities Trust - International Opportunities Fund - Class I	109,914,234	2,552,167	(3,939,625)	252,477	12,869,171	121,648,424	6,575,591	2,053,292
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I	47,466,817	249,438	–	–	11,347,394	59,063,649	3,494,890	–
Lord Abbett Research Fund, Inc. - Small - Cap Value Fund - Class I	108,566,558	832,177	(5,379,913)	(1,724,028)	19,192,853	121,487,647	6,173,153	333,302
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	109,583,685	2,467,326	(3,723,078)	1,368,395 (a)	14,327,117	122,474,135	6,563,458	419,139
Total				$(526,586)	$89,939,909	$607,012,891		$2,965,032

(a)	Includes $1,549,310 of distributed capital gains.

Investments in Underlying Funds (unaudited)

Alpha Strategy Fund invests in Underlying Funds managed by Lord Abbett. As of January 31, 2024, Alpha Strategy Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	%
Lord Abbett Developing Growth Fund, Inc. - Class I	20.04%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	10.00%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	20.04%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	9.73%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	20.01%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	20.18%
Total	100.00%

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Super Micro Computer, Inc.	2.47%
Rambus, Inc.	2.41%
CyberArk Software Ltd.	2.32%
AeroVironment, Inc.	2.09%
Saia, Inc.	2.05%
Glaukos Corp.	2.03%
TransMedics Group, Inc.	1.97%
Roku, Inc.	1.94%
Trex Co., Inc.	1.94%
RxSight, Inc.	1.87%

Holdings by Sector	% of Investments
Communications	4.35%
Consumer, Cyclical	6.51%
Consumer, Non-cyclical	27.85%
Financial	2.22%
Industrial	18.59%
Technology	38.28%
Repurchase Agreements	1.91%
Money Market Funds	0.26%
Time Deposits	0.03%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust - Focused Small Cap Value Fund

Ten Largest Holdings	% of Investments
Kemper Corp.	3.96%
Brady Corp.	3.42%
WNS Holdings Ltd.	3.23%
Permian Resources Corp.	3.00%
Compass Diversified Holdings	2.99%
Tenet Healthcare Corp.	2.80%
TechnipFMC PLC	2.73%
Wintrust Financial Corp.	2.72%
Belden, Inc.	2.72%
Marcus & Millichap, Inc.	2.69%

Holdings by Sector	% of Investments
Basic Materials	4.84%
Communications	6.23%
Consumer, Cyclical	11.68%
Consumer, Non-cyclical	7.77%
Energy	9.63%
Financial	35.45%
Industrial	19.26%
Technology	4.74%
Repurchase Agreements	0.40%
Total	100.00%

Lord Abett Securities Trust - International Opportunities Fund

Ten Largest Holdings	% of Investments
Britvic PLC	2.08%
ANDRITZ AG	2.05%
Chemring Group PLC	1.90%
Man Group PLC	1.83%
Okinawa Cellular Telephone Co.	1.82%
PALTAC Corp.	1.82%
NS Solutions Corp.	1.66%
Nichirei Corp.	1.65%
OBIC Business Consultants Co. Ltd.	1.61%
REN - Redes Energeticas Nacionais SGPS SA	1.60%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector	% of Investments
Basic Materials	5.60%
Communications	5.46%
Consumer, Cyclical	11.91%
Consumer, Non-cyclical	13.20%
Energy	2.77%
Financial	22.64%
Industrial	23.17%
Technology	11.02%
Utilities	2.31%
Repurchase Agreements	1.92%
Total	100.00%

Lord Abbett Securities Trust - Micro Cap Growth Fund

Ten Largest Holdings	% of Investments
RxSight, Inc.	2.92%
TransMedics Group, Inc.	2.73%
Rambus, Inc.	2.55%
AeroVironment, Inc.	2.50%
Cymabay Therapeutics, Inc.	2.48%
JFrog Ltd.	2.41%
Weave Communications, Inc.	2.17%
AvidXchange Holdings, Inc.	2.15%
Modine Manufacturing Co.	2.14%
CVRx, Inc.	2.08%

Holdings by Sector	% of Investments
Communications	4.74%
Consumer, Cyclical	7.61%
Consumer, Non-cyclical	44.72%
Financial	3.91%
Industrial	10.94%
Technology	25.46%
Repurchase Agreements	2.41%
Money Market Funds	0.19%
Time Deposits	0.02%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund Inc. - Small Cap Value Fund

Ten Largest Holdings	% of Investments
Permian Resources Corp.	2.69%
CommVault Systems, Inc.	2.62%
Kemper Corp.	2.58%
TechnipFMC PLC	2.22%
WNS Holdings Ltd.	2.22%
Wintrust Financial Corp.	2.08%
Brady Corp.	1.98%
Axos Financial, Inc.	1.95%
Eagle Materials, Inc.	1.92%
Belden, Inc.	1.89%

Holdings by Sector	% of Investments
Communication Services	3.14%
Consumer Discretionary	11.01%
Consumer Staples	3.49%
Energy	8.84%
Financials	29.18%
Health Care	3.77%
Industrials	17.35%
Information Technology	12.41%
Materials	6.29%
Real Estate	3.21%
Utilities	0.95%
Repurchase Agreements	0.36%
Total	100.00%

Lord Abbett Securities Trust - Value Opportunities Fund

Ten Largest Holdings	% of Investments
CommVault Systems, Inc.	2.59%
Molina Healthcare, Inc.	2.38%
EMCOR Group, Inc.	2.10%
Allegion PLC	2.08%
STERIS PLC	2.06%
Chesapeake Energy Corp.	2.05%
AerCap Holdings NV	2.02%
Descartes Systems Group, Inc.	1.93%
Avery Dennison Corp.	1.91%
Eagle Materials, Inc.	1.89%

Investments in Underlying Funds (unaudited)(concluded)

Holdings by Sector	% of Investments
Basic Materials	4.87%
Communications	2.76%
Consumer, Cyclical	15.71%
Consumer, Non-cyclical	17.53%
Energy	5.32%
Financial	21.75%
Industrial	18.58%
Technology	10.58%
Utilities	2.41%
Repurchase Agreements	0.49%
Money Market Funds	0.00%
Time Deposits	0.00%
Total	100.00%

QPHR-SET-1Q

(03/24)